Consolidated Statements of Changes in Shareholders' Equity		Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] SGD ($)	USD ($)	SGD ($)
Beginning balance, value at Dec. 31, 2021		$ 15,203	$ 1,484,797	$ 2,321,201	$ 2,865,900	$ 3,821,201
Balance, shares at Dec. 31, 2021	[1]	11,250,000
Capital contribution			1,200,000		900,000	1,200,000
Net loss for the year				68,627	51,470	68,627
Ending balance, value at Dec. 31, 2022		$ 15,203	2,684,797	2,389,828	3,817,370	5,089,828
Balance, shares at Dec. 31, 2022	[1]	11,250,000
Net loss for the year				4,685	3,516	4,685
Ending balance, value at Dec. 31, 2023		$ 15,203	2,684,797	2,394,513	3,820,886	5,094,513
Balance, shares at Dec. 31, 2023	[1]	11,250,000
Net loss for the year				(814,366)	(610,775)	(814,366)
Ending balance, value at Dec. 31, 2024		$ 15,203	$ 2,684,797	$ 1,580,147	$ 3,210,111	$ 4,280,147
Balance, shares at Dec. 31, 2024	[1]	11,250,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance on August 2, 2022.